UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [x]; Amendment Number: 7
   This Amendment (Check only one.):	[  ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534			August 14, 2007
		  [Signature]			 	[City, State]		                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   154

Form 13F Information Table Value Total:  878,073
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]































Form 13F Information Table
Column 1
Name of Issuer
Column 2
Title of Class
Column 3
CUSIP
Column 4
Value
(x$1000)
Column 5
Shares or
Prn Amt
Column 6
Investment
Discretion
Column 7
Other
Managers
Column 8
Voting
Authority
ACM MANAGED
INCOME FUND
Common Stock
000919100
14,925.85
3,856,810
Sole
N/a
Sole
ADAMS EXPRESS
COMPANY
Common Stock
006212104
14,629.14
982,481
Sole
N/a
Sole
AMERICAN
INCOME FUND,
INC.
Common Stock
02672T109
3,514.43
439,304
Sole
N/a
Sole
AMERICAN
STRATEGIC
INCOME
PORTFOLIO INC.
Common Stock
030098107
261.73
22,700
Sole
N/a
Sole
ASIA PACIFIC
FUND, INC.
Common Stock
044901106
319.79
12,635
Sole
N/a
Sole
BANCROFT
CONVERTIBLE
FUND, INC.
Common Stock
059695106
834.42
39,230
Sole
N/a
Sole
BLACKROCK
CAPITAL AND INC
STRAT
Common Stock
09256A109
4,190.39
189,782
Sole
N/a
Sole
BLACKROCK
DIVIDEND
ACHIEVERS TRUST
Common Stock
09250N107
869.36
59,140
Sole
N/a
Sole
BLACKROCK
FLORIDA INSURED
MUNI 2008 TERM
Common Stock
09247H106
10,109.24
697,670
Sole
N/a
Sole
BLACKROCK
FLORIDA INVT
QUAL
Common Stock
09247B109
291.60
22,500
Sole
N/a
Sole
BLACKROCK
INSURED MUNI
TERM TRUST
Common Stock
092474105
15,888.75
1,632,965
Sole
N/a
Sole
BLACKROCK
MUNIENHANCED
FUND
Common Stock
09253Y100
1,411.49
134,300
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
FLORIDA
Common Stock
09254P108
2,288.47
173,500
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
INSURED FUND
Common Stock
09254A101
4,096.67
326,949
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
INSURED FUND II
Common Stock
09254C107
5,031.96
403,849
Sole
N/a
Sole
BLACKROCK
MUNIHOLDINGS
NY INSURED FUND
Common Stock
09255C106
734.54
54,410
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
CALIFORNIA INSD
FD
Common Stock
09254N103
529.59
38,600
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
FLORIDA FUND
Common Stock
09254R104
1,499.09
111,126
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
FLORIDA INSD
FUND
Common Stock
09254T100
598.73
44,350
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
INSURED FUND
INC.
Common Stock
09254E103
4,616.20
336,949
Sole
N/a
Sole
BLACKROCK
MUNIYIELD MI
INSURED
Common Stock
09254V105
1,972.50
142,625
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
MICHIGAN
INSURED FD II
Common Stock
09254W103
356.97
27,125
Sole
N/a
Sole
BLACKROCK
MUNIYIELD PA
INSURED
Common Stock
09255G107
1,131.45
79,400
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
QUALITY FUND II
Common Stock
09254G108
3,359.93
277,680
Sole
N/a
Sole
BLACKROCK
MUNIYIELD
QUALITY FUND,
INC.
Common Stock
09254F100
896.50
65,200
Sole
N/a
Sole
BLACKROCK NEW
YORK INSD 2008
Common Stock
09247L107
16,079.74
1,064,179
Sole
N/a
Sole
BLACKROCK
STRAT DVD ACHV
TRS
Common Stock
09249Y107
13,789.80
947,752
Sole
N/a
Sole
BOULDER TOTAL
RETURN FUND
Common Stock
101541100
379.85
17,800
Sole
N/a
Sole
CASTLE
CONVERTIBLE
FUND
Common Stock
148443104
406.10
15,500
Sole
N/a
Sole
CEF WESTERN
ASSET CLYMOR
Common Stock
95766Q106
1,017.62
89,500
Sole
N/a
Sole
CENTRAL
SECURITIES CORP
Common Stock
155123102
937.62
32,276
Sole
N/a
Sole
CITIGROUP
GLOBAL MKTS
HOLDINGS INC.
Common Stock
173079658
197.69
19,400
Sole
N/a
Sole
CLAYMORE/RAYM
OND JAM SB-1 EQ
Common Stock
183833102
1,435.06
72,005
Sole
N/a
Sole
COHEN & STEERS
REIT & UTILITY
INCOME FUND
Common Stock
19247Y108
8,055.53
378,194
Sole
N/a
Sole
COHEN & STEERS
SEL UTILITY
Common Stock
19248A109
15,616.65
594,920
Sole
N/a
Sole
DEFINED
STRATEGY FUND,
INC.
Common Stock
24476Y100
12,821.46
578,847
Sole
N/a
Sole
DREMAN /
CLAYMORE
DIVIDEND &
INCOME
Common Stock
26153R100
899.37
41,870
Sole
N/a
Sole
DREYFUS MUNI
FUND
Common Stock
26201r102
91.29
10,200
Sole
N/a
Sole
DTF TAX FREE
INCOME, INC.
Common Stock
23334J107
1,175.66
81,700
Sole
N/a
Sole
DWS GLOBAL
COMMODITIES
STOCK FUND, INC.
Common Stock
23338Y100
16,181.30
869,028
Sole
N/a
Sole
DWS MUNICIPAL
INCOME TRUST
Common Stock
23338M106
7,124.85
647,125
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND II,
INC.
Common Stock
23338X102
3,626.41
200,354
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND INC.
Common Stock
233384106
3,174.02
133,925
Sole
N/a
Sole
EATON VANCE
FLORIDA
MUNICIPAL
INCOME FUND
Common Stock
27826B100
3,807.30
272,925
Sole
N/a
Sole
EATON VANCE
INSURED FLORIDA
Common Stock
27828E102
2,398.73
175,989
Sole
N/a
Sole
EATON VANCE T/A
GL DVD INCM
Common Stock
27828S101
293.27
10,595
Sole
N/a
Sole
EATON VANCE
TAX-ADV DVD
INC.
Common Stock
27828G107
775.45
26,322
Sole
N/a
Sole
FIRST FINANCIAL
FUND INC.
Common Stock
320228109
897.60
65,375
Sole
N/a
Sole
FIRST TRUST
VALUE LINE 100
EXC
Common Stock
33735G107
1,059.86
63,655
Sole
N/a
Sole
FT DEARBORN
INCOME SEC
Common Stock
347200107
4,827.22
335,690
Sole
N/a
Sole
GABELLI
DIVIDEND &
INCOME TRUST
Common Stock
36242H104
8,416.77
376,758
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA
TRUST
Common Stock
36239Q109
5,706.93
411,162
Sole
N/a
Sole
HIGH YIELD PLUS
FUND INC.
Common Stock
429906100
57.92
16,000
Sole
N/a
Sole
INDIA FUND INC
Common Stock
454089103
388.05
8,890
Sole
N/a
Sole
INSURED MUNI
INCOME
FUND(NAME
CHANGE 8/95)
Common Stock
45809F104
7,057.08
535,845
Sole
N/a
Sole
ISHARES DJ
SELECT DIVIDEND
INDEX
Common Stock
464287168
3,188.03
44,346
Sole
N/a
Sole
ISHARES LEHMAN
20+ YEAR
TREASURY BOND
Common Stock
464287432
1,125.86
13,219
Sole
N/a
Sole
ISHARES LEHMAN
US TSY INFLA
PROTECTED SEC
Common Stock
464287176
1,004.65
10,150
Sole
N/a
Sole
ISHARES MSCI
AUSTRALIA
Common Stock
464286103
3,541.10
124,380
Sole
N/a
Sole
ISHARES MSCI
CANADA
Common Stock
464286509
6,722.80
225,144
Sole
N/a
Sole
ISHARES MSCI
EAFE INDEX FUND
Common Stock
464287465
685.01
8,481
Sole
N/a
Sole
ISHARES MSCI
EMERGING
MARKETS INDEX
Common Stock
464287234
2,094.16
15,907
Sole
N/a
Sole
ISHARES MSCI
EMU INDEX FUND
Common Stock
464286608
3,839.72
32,540
Sole
N/a
Sole
ISHARES MSCI
FRANCE
Common Stock
464286707
4,870.66
126,840
Sole
N/a
Sole
ISHARES MSCI
HONG KONG
Common Stock
464286871
1,571.46
92,330
Sole
N/a
Sole
ISHARES MSCI
JAPAN INDEX
FUND
Common Stock
464286848
8,578.47
591,211
Sole
N/a
Sole
ISHARES MSCI
PACIFIC EX-JAPAN
INDEX FUND
Common Stock
464286665
1,733.39
11,832
Sole
N/a
Sole
ISHARES MSCI
SPAIN INDEX FD
Common Stock
464286764
3,098.40
53,292
Sole
N/a
Sole
ISHARES MSCI
SWEDEN INDEX
FUND
Common Stock
464286756
1,086.25
30,115
Sole
N/a
Sole
ISHARES MSCI
TAIWAN INDEX FD
Common Stock
464286731
195.76
12,235
Sole
N/a
Sole
ISHARES MSCI
UNITED KINGDOM
Common Stock
464286699
12,303.86
481,560
Sole
N/a
Sole
ISHARES S&P
EUROPE 350 INDEX
FUND
Common Stock
464287861
4,906.50
41,961
Sole
N/a
Sole
ISHARES S&P
MIDCAP
400/BARRA VALUE
INDEX
Common Stock
464287705
242.94
2,805
Sole
N/a
Sole
ISHARES S&P
SMALLCAP
600/BARRA VALUE
INDEX
Common Stock
464287879
255.67
3,220
Sole
N/a
Sole
ISHARES TR 1-3 YR
TRS BD
Common Stock
464287457
1,039.84
12,972
Sole
N/a
Sole
J F CHINA REGION
FUND, INC.
Common Stock
46614T107
642.15
29,255
Sole
N/a
Sole
JOHN HANCOCK
BANK & THRIFT
FUN
Common Stock
409735107
920.58
101,497
Sole
N/a
Sole
JOHN HANCOCK
PATRIOT SELECT
DIVIDEND TRUST
Common Stock
41013U102
293.63
22,500
Sole
N/a
Sole
JOHN HANCOCK
T/A DVD INCOME
Common Stock
41013V100
8,972.90
459,677
Sole
N/a
Sole
KOREA EQUITY
FUND, INC.
Common Stock
50063B104
225.41
17,501
Sole
N/a
Sole
LAZARD GLOBAL
TOT RT & INC
Common Stock
52106W103
3,725.04
170,717
Sole
N/a
Sole
LMP CAPITAL &
INCOME FUND,
INC.
Common Stock
50208A102
6,386.18
312,130
Sole
N/a
Sole
MBIA
CAP/CLAYMORE
MGD DUR INV
GRADE MUNI
Common Stock
55266X100
4,835.58
381,054
Sole
N/a
Sole
MEXICO FUND
Common Stock
592835102
1,279.73
30,477
Sole
N/a
Sole
MFS CHARTER
INCOME TRUST
Common Stock
552727109
17,979.49
2,122,250
Sole
N/a
Sole
MFS
GOVERNMENT
MARKETS INCOME
TRUST
Common Stock
552939100
40,290.10
6,058,662
Sole
N/a
Sole
MFS
INTERMEDIATE
INCOME
Common Stock
55273C107
49,477.12
8,178,036
Sole
N/a
Sole
MFS MULTI
MARKET INCOME
FUND
Common Stock
552737108
10,019.68
1,686,815
Sole
N/a
Sole
MONTGOMERY
STREET INCOME
SECURITIES
Common Stock
614115103
3,000.86
173,360
Sole
N/a
Sole
MORGAN
STANLEY ASIA-
PACIFIC FUND
Common Stock
61744U106
13,293.31
648,454
Sole
N/a
Sole
MORGAN
STANLEY CHINA A
SHARE FUND
Common Stock
617468103
552.95
14,160
Sole
N/a
Sole
MORGAN
STANLEY DEAN
WITTER INSD MUN
INC TR
Common Stock
61745P791
1,123.94
79,825
Sole
N/a
Sole
MORGAN
STANLEY DEAN
WITTR NY QUAL
MUN SECS
Common Stock
61745P528
139.60
10,310
Sole
N/a
Sole
MORGAN
STANLEY HIGH
YIELD FD
Common Stock
61744M104
189.25
31,860
Sole
N/a
Sole
MORGAN
STANLEY INCOME
SEC INC
Common Stock
61745P874
1,467.11
93,387
Sole
N/a
Sole
MORGAN
STANLEY INSURED
MUNICIPAL BOND
TRST
Common Stock
61745P817
228.12
16,700
Sole
N/a
Sole
MUNIYIELD NY
INSURED FUND
Common Stock
09255E102
474.53
36,700
Sole
N/a
Sole
NEUBERGER
BERMAN REAL EST
INC
Common Stock
64126D106
900.05
34,067
Sole
N/a
Sole
NEUBERGER
BERMAN REALTY,
INC.
Common Stock
64126G109
4,936.65
219,504
Sole
N/a
Sole
NEW GERMANY
FUND
Common Stock
644465106
22,827.88
1,286,078
Sole
N/a
Sole
NUVEEN FLORIDA
INVESTMENT
QUALITY MUNI
FUN
Common Stock
670970102
1,638.68
121,025
Sole
N/a
Sole
NUVEEN FLORIDA
QUALITY INCOME
MUNI FUND
Common Stock
670978105
3,631.29
265,445
Sole
N/a
Sole
NUVEEN INSD DVD
ADV MUNI FD
Common Stock
67071L106
345.94
24,500
Sole
N/a
Sole
NUVEEN INSD
NEW YORK
PREMIUM
Common Stock
67101R107
151.73
11,075
Sole
N/a
Sole
NUVEEN INSURED
FLORIDA TAX-
FREE ADV MUNI
Common Stock
670655109
619.71
46,075
Sole
N/a
Sole
NUVEEN INSURED
PREMIUM INC-2
Common Stock
6706D8104
955.74
74,784
Sole
N/a
Sole
NUVEEN NY
INVESTMENT
QUALITY
MUNICIPAL FD
Common Stock
67062X101
268.49
19,800
Sole
N/a
Sole
NUVEEN NY
QUALITY INCOME
MUNICIPAL FUND
Common Stock
670986108
1,885.02
140,150
Sole
N/a
Sole
NUVEEN
PENNSYLVANIA
INV QUAL MUNI
FUND
Common Stock
670972108
1,643.72
122,665
Sole
N/a
Sole
NUVEEN PREMIER
INSURED
MUNICIPAL INC
FUND
Common Stock
670987106
249.27
18,050
Sole
N/a
Sole
NUVEEN PREMIER
MUNI INC FD
Common Stock
670988104
4,383.24
322,060
Sole
N/a
Sole
NUVEEN PREMIUM
INC MUNI II
Common Stock
67063W102
895.19
64,495
Sole
N/a
Sole
NUVEEN PREMIUM
INCOME
MUNICIPAL FUND
Common Stock
67062T100
1,109.73
80,415
Sole
N/a
Sole
PETROLEUM &
RESOURCES
CORPORATION
Common Stock
716549100
1,668.77
43,210
Sole
N/a
Sole
PIMCO MUNICIPAL
ADVANTAGE FD
Common Stock
722015104
11,111.84
845,007
Sole
N/a
Sole
PIONEER MUNI HI
INCOME TRUST
Common Stock
723763108
2,132.53
141,885
Sole
N/a
Sole
PIONEER TAX ADV
BALANCED FUND
Common Stock
72388R101
21,102.48
1,422,000
Sole
N/a
Sole
POWERSHARES
WILDERHILL
CLEAN ENERGY
PORT.
Common Stock
73935X500
208.20
10,000
Sole
N/a
Sole
POWERSHARES
ZACKS S/C PTFL
Common Stock
73935X674
9,309.04
326,633
Sole
N/a
Sole
PUTNAM HIGH
YIELD MUNI
TRUST
Common Stock
746781103
2,785.35
376,908
Sole
N/a
Sole
PUTNAM
INVESTMENT
GRADE MUNI TR
Common Stock
746805100
18,569.42
1,855,087
Sole
N/a
Sole
PUTNAM
MANAGED
MUNICIPAL
INCOME TRUST
Common Stock
746823103
131.26
16,700
Sole
N/a
Sole
PUTNAM
MUNICIPAL BOND
FUND, INC.
Common Stock
74683V100
201.31
16,300
Sole
N/a
Sole
PUTNAM
MUNICIPAL
OPPORTUNITIES
TR
Common Stock
746922103
7,145.08
601,944
Sole
N/a
Sole
PUTNAM PREMIER
INCOME TRUST
Common Stock
746853100
39,289.54
5,952,960
Sole
N/a
Sole
PUTNAM TAX-
FREE HEALTH
CARE FUND
Common Stock
746920107
10,693.01
772,616
Sole
N/a
Sole
RMR HOSPITALITY
& REAL ESTATE
FUND
Common Stock
74963J108
255.82
11,800
Sole
N/a
Sole
RYDEX S&P
EQUAL WEIGHT
ETF
Common Stock
78355W106
16,233.42
317,059
Sole
N/a
Sole
S & P 500
DEPOSITARY
RECEIPT
Common Stock
78462F103
13,095.83
87,056
Sole
N/a
Sole
S&P QUAL RANK
GL EQ MGD TRST
Common Stock
09250D109
298.45
16,471
Sole
N/a
Sole
SINGAPORE FUND
Common Stock
82929L109
179.71
10,240
Sole
N/a
Sole
SUNAMERICA
FOCUSED ALPHA
GR
Common Stock
867037103
14,899.14
782,107
Sole
N/a
Sole
SWISS HELVETIA
FUND
Common Stock
870875101
8,158.93
458,367
Sole
N/a
Sole
TAIWAN GREATER
CHINA FUND
Common Stock
874037104
238.91
34,375
Sole
N/a
Sole
TCW STRATEGIC
INCOME FUND INC
Common Stock
872340104
1,204.54
250,425
Sole
N/a
Sole
TEMPLETON
DRAGON FUND,
INC.
Common Stock
88018T101
639.33
24,300
Sole
N/a
Sole
THE EUROPEAN
EQUITY FUND, INC
Common Stock
298768102
401.71
30,853
Sole
N/a
Sole
THE REAVES
UTILITY INCOME
FUND
Common Stock
756158101
289.47
11,505
Sole
N/a
Sole
TRI-CONTINENTAL
CORP.
Common Stock
895436103
72,084.14
2,770,336
Sole
N/a
Sole
VAN KAMPEN
AMCAP OH QL
COM
Common Stock
920923109
546.87
35,650
Sole
N/a
Sole
VAN KAMPEN
AMCAP PA VL
COM
Common Stock
92112T108
1,407.13
99,024
Sole
N/a
Sole
VAN KAMPEN
AMER CAP ADV
MUN II
Common Stock
92112K107
167.29
12,770
Sole
N/a
Sole
VAN KAMPEN
AMER TR FOR INV
GRADE
Common Stock
920929106
2,103.88
139,330
Sole
N/a
Sole
VAN KAMPEN
BOND FUND
Common Stock
920955101
8,886.80
527,720
Sole
N/a
Sole
VAN KAMPEN
SLECT SECTOR
MUNICIPAL TRUST
Common Stock
92112M103
1,047.56
80,458
Sole
N/a
Sole
VANGUARD
SMALL-CAP ETF
Common Stock
922908751
1,738.32
23,305
Sole
N/a
Sole
WESTERN ASSET
2008 WORLDWIDE
DLR GOVT TR
Common Stock
95766W103
19,035.00
1,833,815
Sole
N/a
Sole
WESTERN ASSET
CLAY US TREAS
INFL PROT 2
Common Stock
95766R104
45,518.88
3,944,444
Sole
N/a
Sole
WESTERN ASSET
INFLATION MGMT
FUND, INC.
Common Stock
95766U107
15,390.98
970,428
Sole
N/a
Sole
WESTERN ASSET
INTERM MUNI
FUND
Common Stock
958435109
2,728.72
304,885
Sole
N/a
Sole
WESTERN ASSET
MANAGED MUNI
FUND, INC.
Common Stock
95766M105
1,618.25
145,395
Sole
N/a
Sole
WESTERN ASSET
MUNI PARTNERS
FUND
Common Stock
95766P108
1,657.03
125,343
Sole
N/a
Sole
WESTERN ASSET
MUNI PARTNERS
FUND II-FIDEL
Common Stock
95766V105
10,691.71
835,290
Sole
N/a
Sole
WESTERN ASSET
VAR RATE
STRATEGIC FUND
INC.
Common Stock
957667108
6,108.46
349,055
Sole
N/a
Sole
Total Securities:  154


878,073